                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-22172

Exact name of registrant
  as specified in charger:                World Funds Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004

Registrant's telephone number,
      including area code:                (800) 527-9525

Date of fiscal year end:                  July 31st

Date of reporting period:                 January 31st

Item #1.  Reports to Stockholders.

CONTENTS:

Commonwealth Small Cap Fund;
Frantzen Growth and Income Fund;and
Sherwood Forest Long/Short Fund


COMMONWEALTH SMALL CAP FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period,
August 1, 2009 and held for the six months ended January 31, 2010.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------------------------------------------------------------------------
                                                                              EXPENSES PAID DURING
                                          BEGINNING ACCOUNT  ENDING ACCOUNT         PERIOD*
                                                VALUE            VALUE       AUGUST 1, 2009 THROUGH
                                           AUGUST 1, 2009   JANUARY 31, 2010    JANUARY 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,123.00             $7.17
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,018.30             $6.82
---------------------------------------------------------------------------------------------------


* -Expenses are equal to the Fund's annualized expense ratio of 1.34%
   multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      1


                                  COMMONWEALTH SMALL CAP FUND
                      PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF
                                        NET ASSETS
                            AS OF JANUARY 31, 2010 (unaudited)

                                         [CHART]

                                                        Percentage of Net
                 Industry Security                           Assets
                ------------------                      --------------------
                 Building/Construction                        1.56%
                 Computers/Software/Services                  15.40%
                 Consumer Products                            6.26%
                 Correction Facilities                        3.97%
                 Education                                    3.88%
                 Electronics                                  1.69%
                 Engineering                                  1.95%
                 Financials                                   7.93%
                 Manufacturing                                8.03%
                 Marketing Services                           1.69%
                 Medical/Drugs                                4.91%
                 Medical Products                             2.18%
                 Medical Research                             1.21%
                 Medical Services                             3.64%
                 Oil                                          9.21%
                 Other                                        3.03%
                 Semi-Conductor                               3.06%
                 Telecommunications                           9.17%
                 Transportation                               6.04%

                                      2


                          COMMONWEALTH SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                         JANUARY 31, 2010 (UNAUDITED)


     NUMBER
       OF                                               % OF        FAIR
     SHARES   SECURITY DESCRIPTION                   NET ASSETS     VALUE
     ------   --------------------                   ----------     -----

              COMMON STOCKS                               94.81%

              BUILDING /CONSTRUCTION                       1.56%
        2,830 Simpson Manufacturing Co., Inc.                    $    69,788
                                                                 -----------

              COMPUTERS/SOFTWARE/SERVICES                 15.40%
        9,500 3D Systems Corp.*                                       99,750
          861 Blackboard, Inc.*                                       33,932
        6,225 Bottomline Technologies, Inc.*                         107,693
        3,140 CyberSource Corp.*                                      56,771
          961 DealerTrack Holdings Inc.*                              17,269
        4,995 Epiq Systems, Inc.*                                     59,690
        3,052 Internet Capital Group, Inc.*                           19,014
          946 Manhattan Associates, Inc.*                             19,838
        2,565 MICROS Systems, Inc.*                                   73,307
        2,139 NCI, Inc.*                                              63,742
        1,146 Palm, Inc.*                                             11,907
        1,418 Radiant Systems, Inc.*                                  16,378
          500 Riverbed Technology, Inc.*                              11,210
        4,358 Terremark Worldwide, Inc.*                              35,648
        3,350 Tyler Technologies, Inc.*                               62,746
                                                                 -----------
                                                                     688,895
                                                                 -----------

              CONSUMER PRODUCTS                            6.26%
        2,825 Briggs & Stratton Corp.                                 46,697
          150 Green Mountain Coffee Roasters, Inc.*                   12,723
        2,750 Hillenbrand, Inc.                                       50,462
          902 NutriSystem, Inc.                                       18,365
        1,550 South Jersey Industries, Inc.                           59,412
          823 VistaPrint NV*                                          46,096
        1,510 WD-40 Company                                           46,463
                                                                 -----------
                                                                     280,218
                                                                 -----------

              CORRECTION FACILITIES                        3.97%
        3,071 Cornell Companies, Inc.*                                64,491
        1,200 Corrections Corp. of America*                           22,452
        4,913 The Geo Group Inc.*                                     90,891
                                                                 -----------
                                                                     177,834
                                                                 -----------


                                      3



       NUMBER
         OF                                               % OF        FAIR
       SHARES      SECURITY DESCRIPTION                NET ASSETS     VALUE
       ------      --------------------                ----------     -----

                   EDUCATION                                 3.88%
          1,865    Career Education Corp.*                         $    40,564
          2,288    Corinthian Colleges, Inc.*                           32,032
            755    ITT Educationial Services, Inc.*                     73,137
          1,346    Lincoln Educational Services*                        27,889
                                                                   -----------
                                                                       173,622
                                                                   -----------

                   ELECTRONICS                               1.69%
          3,950    Gentex Corp.                                         75,722
                                                                   -----------

                   ENGINEERING                               1.95%
          3,685    McDermott International, Inc.*                       87,040
                                                                   -----------

                   ENTERTAINMENT                             0.48%
            538    Bally Technologies, Inc.*                            21,342
                                                                   -----------

                   FINANCIALS                                7.93%
          1,416    Altisource Portfolio Solutions SA*                   32,497
          1,925    Bank of the Ozarks, Inc.                             57,038
            425    Cash America International , Inc.                    15,976
            812    Dollar Financial Corp.*                              18,311
          4,370    Montpelier RE Holdings Ltd.                          73,809
          5,170    Ocwen Financial Corp.*                               47,357
          4,791    TNS, Inc.*                                          109,714
                                                                   -----------
                                                                       354,702
                                                                   -----------

                   HAZARDOUS WASTE                           0.62%
            481    Clean Harbors, Inc.*                                 27,542
                                                                   -----------

                   HUMAN RESOURCES                           0.89%
          2,072    Kenexa Corp.*                                        20,554
          1,230    Monster Worldwide, Inc.*                             19,176
                                                                   -----------
                                                                        39,730
                                                                   -----------

                   MANUFACTURING                             8.03%
          3,900    Astec Industries, Inc.*                              97,071
          5,055    Cognex Corp.                                         82,750
          1,520    Kaydon Corp.                                         49,689
          5,475    Quidel Corp.*                                        72,708
          4,900    Titanium Metals Corp.*                               56,987
                                                                   -----------
                                                                       359,205
                                                                   -----------


                                      4



        NUMBER
          OF                                            % OF        FAIR
        SHARES      SECURITY DESCRIPTION             NET ASSETS     VALUE
        ------      --------------------             ----------     -----

                    MARKETING SERVICES                     1.69%
           1,600    Constant Contact, Inc.*                      $    28,224
           4,500    Liquidity Services, Inc.*                         47,565
                                                                 -----------
                                                                      75,789
                                                                 -----------

                    MEDICAL/DRUGS                          4.91%
             650    Auxilium Pharmaceuticals, Inc.*                   18,304
           1,129    Biomarin Pharmaceutical, Inc.*                    21,936
           4,050    Luminex Corp.*                                    54,797
           1,375    Onyx Pharmaceuticals, Inc.*                       39,545
           1,925    Perrigo Company                                   85,239
                                                                 -----------
                                                                     219,821
                                                                 -----------

                    MEDICAL PRODUCTS                       2.18%
             900    AngioDynamics, Inc.*                              14,445
             825    Cyberonics, Inc.*                                 15,461
           1,275    Medassets, Inc.*                                  25,806
             697    Thoratec Corp.*                                   19,760
           1,115    Volcano Corp.*                                    22,088
                                                                 -----------
                                                                      97,560
                                                                 -----------

                    MEDICAL RESEARCH                       1.21%
             540    Acorda Therapeutics, Inc.*                        15,109
             663    Human Genome Sciences, Inc.*                      17,549
           2,000    Incyte Corp.*                                     21,360
                                                                 -----------
                                                                      54,018
                                                                 -----------

                    MEDICAL SERVICES                       3.64%
           1,100    Eclipsys Corp.*                                   18,348
             956    Lincare Holdings, Inc.*                           35,200
           1,985    Medidata Solutions, Inc.*                         33,109
           3,950    Somanetics Corp.*                                 62,608
             950    Vital Images, Inc.*                               13,509
                                                                 -----------
                                                                     162,774
                                                                 -----------


                                      5



       NUMBER
         OF                                              % OF        FAIR
       SHARES      SECURITY DESCRIPTION               NET ASSETS     VALUE
       ------      --------------------               ----------     -----

                   OIL                                      9.21%
          1,700    Arena Resources, Inc.*                         $    65,178
          1,060    Atlas Energy, Inc.*                                 32,065
          1,500    ATP Oil & Gas Corp.*                                21,705
          1,800    Comstock Resources, Inc.*                           70,182
            760    Energy XXI Bermuda*                                 13,779
          2,547    GMX Resources Inc.*                                 26,973
          1,188    Goodrich Petroleum Corp.*                           24,746
          4,375    Natural Gas Services Group*                         68,731
          3,200    Superior Energy Services, Inc.*                     73,504
          1,000    Willbros Group, Inc.*                               15,290
                                                                  -----------
                                                                      412,153
                                                                  -----------

                   RETAIL                                   0.40%
            551    Aeropostale, Inc.*                                  18,122
                                                                  -----------

                   SEMI-CONDUCTOR                           3.06%
          6,040    Advanced Energy Industries, Inc.*                   79,244
          1,975    Microsemi Corp.*                                    29,507
          2,217    Skyworks Solutions, Inc.*                           28,134
                                                                  -----------
                                                                      136,885
                                                                  -----------

                   TECHNOLOGY                               0.64%
            926    Shutterfly, Inc.*                                   14,649
          1,129    Westport Innovations, Inc.*                         14,000
                                                                  -----------
                                                                       28,649
                                                                  -----------

                   TELECOMMUNICATIONS                       9.17%
          2,216    GeoEye, Inc.*                                       56,884
          1,221    Global Crossing Ltd.*                               17,057
            593    NII Holdings, Inc.*                                 19,415
          1,075    Plantronics, Inc.                                   28,402
         11,767    RCN Corp.*                                         115,434
          4,090    SAVVIS, Inc.*                                       64,377
          6,464    Syniverse Holdings, Inc.*                          108,660
                                                                  -----------
                                                                      410,229
                                                                  -----------


                                      6



        NUMBER
          OF                                             % OF        FAIR
        SHARES      SECURITY DESCRIPTION              NET ASSETS     VALUE
        ------      --------------------              ----------     -----

                    TRANSPORTATION                          6.04%
           5,581    AirTran Holdings, Inc.*                       $    26,900
           2,375    Alexander & Baldwin, Inc.                          75,881
           1,800    AMR Corp.*                                         12,456
           3,250    Exelixis, Inc.*                                    21,548
           2,930    Forward Air Corp.                                  69,236
           1,775    Genesee & Wyoming, Inc. Class A*                   52,309
             975    UAL Corp.*                                         11,924
                                                                  -----------
                                                                      270,254
                                                                  -----------

                    TOTAL INVESTMENTS
                    (Cost: $3,882,583)                     94.81%   4,241,894
                    Other assets, net of liabilities        5.19%     232,197
                                                          ------  -----------

                    NET ASSETS                            100.00% $ 4,474,091
                                                          ======  ===========


*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the
Fund's related balance sheet).

                                      7


COMMONWEALTH SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
 Investments at fair value (identified cost of $3,882,583) (Note 1)                   $ 4,241,894
 Cash                                                                                     336,162
 Receivable for securities sold                                                            93,961
 Receivable for cap stock sold                                                                425
 Deferred offering expense                                                                  2,866
 Due from advisor                                                                          37,140
 Interest receivable                                                                            3
 Prepaid expenses                                                                          27,541
                                                                                      -----------
   TOTAL ASSETS                                                                         4,739,992
                                                                                      -----------

LIABILITIES
 Payable for securities purchased                                                         239,789
 Accrued professional fees                                                                 19,215
 Accrued custody fees                                                                       3,219
 Accrued trustee fees                                                                       2,845
 Other accrued expenses                                                                       833
                                                                                      -----------
   TOTAL LIABILITIES                                                                      265,901
                                                                                      -----------

NET ASSETS                                                                            $ 4,474,091
                                                                                      ===========
 NET ASSETS CONSIST OF :
 Paid-in-capital applicable to 452,190 $0.01 par value shares of beneficial interest
   outstanding                                                                        $ 3,919,352
 Accumulated net investment income (loss)                                                 (19,752)
 Accumulated net realized gain (loss) on investments                                      215,180
 Net unrealized appreciation (depreciation) of investments                                359,311
                                                                                      -----------
 NET ASSETS                                                                           $ 4,474,091
                                                                                      ===========

NET ASSET VALUE PER SHARE
CLASS I
($4,474,091/ 452,190 shares outstanding;)                                             $      9.89
                                                                                      ===========


See Notes to Financial Statements

                                      8


COMMONWEALTH SMALL CAP FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividend                                                                             $  10,589
 Interest                                                                                    55
                                                                                      ---------
   Total investment income                                                               10,644
                                                                                      ---------

EXPENSES
 Investment management fees (Note 2)                                                     24,952
 Recordkeeping and administrative services (Note 2)                                      21,173
 Accounting fees (Note 2)                                                                10,081
 Custodian fees                                                                           4,982
 Transfer agent fees (Note 2)                                                             9,426
 Professional fees                                                                       13,569
 Filing and registration fees (Note 2)                                                    7,259
 Trustee fees                                                                             2,845
 Compliance fees                                                                          3,486
 Shareholder servicing and reports (Note 2)                                               5,362
 Supermarket fees                                                                         5,662
 Offering expenses (Note 7)                                                               1,282
 Other                                                                                    6,126
                                                                                      ---------
   Total expenses                                                                       116,205
   Management fee waivers and reimbursed expenses (Note 2)                              (85,809)
                                                                                      ---------
   Net expenses                                                                          30,396
                                                                                      ---------
   Net investment income (loss)                                                         (19,752)
                                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                              358,718
   Net increase (decrease) in unrealized appreciation (depreciation) of investments     121,751
                                                                                      ---------
   Net realized and unrealized gain (loss) on investments                               480,469
                                                                                      ---------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                  $ 460,717
                                                                                      =========


See Notes to Financial Statements

                                      9


COMMONWEALTH SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                        FOR THE PERIOD
                                                                       SIX MONTHS ENDED OCTOBER 1, 2008
                                                                       JANUARY 31, 2010     THROUGH
                                                                         (UNAUDITED)    JULY 31, 2009*
                                                                       ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income (loss)                                            $   (19,752)     $    (4,132)
 Net realized gain (loss) on investments                                     358,718          (46,605)
 Net increase (decrease) in unrealized appreciation (depreciation) of
   investments                                                               121,751          237,560
                                                                         -----------      -----------
 Increase (decrease) in net assets from operations                           460,717          186,823
                                                                         -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gains                                                          (96,933)              --
                                                                         -----------      -----------
 Decrease in net assets from distributions                                   (96,933)              --
                                                                         -----------      -----------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
 Shares sold                                                               2,525,931        1,982,000
 Distributions reinvested                                                     96,933               --
 Shares redeemed                                                            (781,380)              --
                                                                         -----------      -----------
 Increase (decrease) in net assets from capital stock transactions         1,841,484        1,982,000
                                                                         -----------      -----------

NET ASSETS
 Increase (decrease) during period                                         2,205,268        2,168,823
 Beginning of period                                                       2,268,823          100,000
                                                                         -----------      -----------
 End of period (including accumulated net investment income (loss)
   of $(19,752) and $-, respectively)                                    $ 4,474,091      $ 2,268,823
                                                                         ===========      ===========


* Commencement of operations was October 1, 2008.

See Notes to Financial Statements

                                      10


COMMONWEALTH SMALL CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                      CLASS I SHARES
                                                         ---------------------------------
                                                           SIX MONTHS ENDED   PERIOD OCTOBER 1,
                                                         JANUARY 31, 2010/(1) 2008 TO JULY 31,
                                                             /(UNAUDITED)        2009*/(1)/
                                                         -------------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.99            $  10.00
                                                               -------            --------
INVESTMENT ACTIVITIES
 Net investment income (loss)                                    (0.04)              (0.03)
 Net realized and unrealized gain (loss) on investments           1.16               (0.98)
                                                               -------            --------
 TOTAL FROM INVESTMENT ACTIVITIES                                 1.12               (1.01)
                                                               -------            --------
DISTRIBUTIONS
 Net realized gain                                               (0.22)                 --
                                                               -------            --------
 TOTAL DISTRIBUTIONS                                             (0.22)                 --
                                                               -------            --------
NET ASSET VALUE, END OF PERIOD                                 $  9.89            $   8.99
                                                               =======            ========

TOTAL RETURN                                                     12.30%/***/        (10.10%)/***/
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets/ (A)/
 Expenses, net/(B)/                                               1.34%/**/           1.46%/**/
 Net investment income (loss)                                    (0.87%)/**/         (0.56%)/**/
Portfolio turnover rate                                          86.74%              51.90%
Net assets, end of period (000's)                              $ 4,474            $  2,269


* Commencement of operations was October 1, 2008.

** Annualized

*** Not annualized

/(1) /Per share amounts calculated using the average share method.

/(A) /Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 3.78% for the six months ended
January 31, 2010 and by 22.06% for the period ended July 31, 2009.

/(B) /Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

See Notes to Financial Statements

                                      11


COMMONWEALTH SMALL CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Commonwealth Small Cap Fund (the "Fund") is a series of the World
Funds Trust ("WFT") which is registered under The Investment Company Act of
1940, as amended, as a diversified open-end management company. WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares in separate series and issue classes of shares of any series or divide shares of any series into two or more classes. The Fund commenced operations October 1, 2008 as a series of WFT. The Fund currently offers Class
I shares. Class A, C, and P are authorized by the Trust but not currently offered.

      The Fund seeks to achieve capital appreciation by investing in a diversified portfolio consisting primarily of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $200 million and $2 billion ("small-cap companies") at the time of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America
("GAAP").

SECURITY VALUATION

      The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the
NASDAQ National Market System are valued at the last reported sales price.
Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S.
government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock
Exchange. The value of these securities used in computing the net asset value
("NAV") is determined as of such times.

      The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on
U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

                                      12


      When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the
Fund's NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      In accordance with GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010:


                                     LEVEL 2
                                      OTHER      LEVEL 3
                         LEVEL 1   SIGNIFICANT SIGNIFICANT
                         QUOTED    OBSERVABLE  UNOBSERVABLE
                         PRICES      INPUTS       INPUTS       TOTAL
                       ----------- ----------- ------------ -----------
        Common Stocks  $ 4,241,894  $     --     $     --   $ 4,241,894
                       ===========  ========     ========   ===========


      Refer to the Fund's Schedule of Investments for a listing of the securities by security type and industry.

      There were no Level 3 investments held during the six months ended
January 31, 2010.

SECURITY TRANSACTIONS AND INCOME

      Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

                                      13


ACCOUNTING ESTIMATES

      In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      The Fund recognizes tax benefits on certain tax positions only where the position is "more likely than not" to be sustained assuming investigation from tax authorities. Management has reviewed the Fund's tax positions for each of the open tax years (2008-2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund's tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

RECLASSIFICATION OF CAPITAL ACCOUNTS

      GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2010, there were no reclassifications.

CLASS NET ASSET VALUE AND EXPENSES

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the
Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board of Trustees. As of and during the six months ended January 31, 2010, the Fund only had one class.

                                      14


NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, Commonwealth Capital
Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.10% of average daily net assets. CCM has entered into sub-advisory agreements with Investment Management of Virginia, LLC ("IMV") and Crosswind
Investments, LLC ("Crosswind"). CCM oversees IMV and Crosswind to ensure they comply with the investment policies and guidelines of the Fund, and monitors
IMV's and Crosswind's adherence to its investment style. In addition, CCM periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the
Sub-Advisory Agreements, IMV and Crosswind are responsible for the day-to-day decision making with respect to the Fund's investment program. IMV and
Crosswind, with CCM's oversight, manage the investment and reinvestment of the assets of the Fund, continuously review, supervise and administer the investment program of the Fund, determine in their discretion the securities to be purchased or sold, and provide the Fund and its agents with records relating to their activities. For their services, IMV and Crosswind are entitled to receive sub-advisory fees based on a percentage of the investment advisory fees received by CCM. IMV's and Crosswind's fees for sub-advisory services are paid by CCM from the investment advisory fees it receives and not by the Fund. For the six months ended January 31, 2010, CCM earned and waived $24,952 in advisory fees and reimbursed expenses of $60,857.

      In the interest of limiting the operating expenses of the Fund, the CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.34% of Class I shares' average net assets.
The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the CCM is the sum of all fees previously waived or reimbursed by the CCM to the Fund during any of the previous three
(3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the
Fund. The total amount of recoverable reimbursements as of January 31, 2010 was
$285,353; of that amount, $42,508 was incurred during the process of organization but prior to the commencement of operations. The total amount recoverable expires as follows:


                        YEAR EXPIRING   AMOUNT   PERIOD
                        -------------  --------- ------
                            2012       $ 199,544  2009
                            2013          85,809  2010
                                       ---------
                                       $ 285,353
                                       =========


      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended January 31, 2010, FDCC received no commissions from the sale of
Fund shares.

                                      15


      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $21,173 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $9,426 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $10,081 for its services for the six months ended January 31, 2010.

      Certain officers of the Fund are also officers and/or directors of FDCC,
CSS, CFA and CFSI. They receive no compensation from the Fund.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended January 31, 2010 aggregated
$5,139,242 and $3,550,798, respectively. There were no purchases or sales of
U.S. Government securities during the period.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      The tax character of distributions paid during the six months ended
January 31, 2010 and for the period ended July 31, 2009* was as follows:


                                     SIX MONTHS ENDED
                                     JANUARY 31, 2010  PERIOD ENDED
                                       (UNAUDITED)    JULY 31, 2009*
                                     ---------------- --------------
           Distributions paid from:
           Realized gain                 $ 96,933         $   --
                                         ========         ======


      * Commencement of operations was October 1, 2008.

      As of July 31, 2009, the Fund has a capital loss carryforward of $7,740 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This capital loss carryforward will expire in 2017.

                                      16


NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for the Fund shares were:


                                  CLASS I SHARES
                                 SIX MONTHS ENDED        CLASS I SHARES
                                 JANUARY 31, 2010         PERIOD ENDED
                                    (UNAUDITED)          JULY 31, 2009*
                              ----------------------  ---------------------
                                SHARES      VALUE      SHARES      VALUE
                              ---------  -----------  --------- -----------
     Shares sold                267,020  $ 2,525,931    252,486 $ 2,082,000
     Shares reinvested            9,232       96,933         --          --
     Shares redeemed            (76,548)    (781,380)        --          --
                              ---------  -----------  --------- -----------
     Net increase (decrease)    199,704  $ 1,841,484    252,486 $ 2,082,000
                              =========  ===========  ========= ===========


* Commencement of operations was October 1, 2008.

NOTE 6 - SHAREHOLDER CONCENTRATIONS

      The beneficial ownership, either directly or indirectly, of more than 25%
of the voting securities of a fund creates a presumption of control of the
Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of
January 31, 2010, Las Brisas Trust owned 59.36% of the Fund, and as a result, may be deemed to control the Fund.

NOTE 7 - ORGANIZATIONAL AND OFFERING EXPENSES

      Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed by the Fund. The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

NOTE 8 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through April 1, 2010, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

                                      17


COMMONWEALTH SMALL CAP FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the
SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended
June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available, without charge and upon request, by calling
1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      18


                              INVESTMENT ADVISER:

                     Commonwealth Capital Management, LLC
                      8730 Stony Point Parkway, Suite 205
                           Richmond, Virginia 23235

                            INVESTMENT SUB-ADVISER:

                    Investment Management of Virginia, LLC
                       919 East Main Street, 16th Floor
                           Richmond, Virginia 23219

                            INVESTMENT SUB-ADVISER:

                          Crosswind Investments, LLC
                      Two International Place, 27th Floor
                          Boston, Massachusetts 02110

                                 DISTRIBUTOR:

                         First Dominion Capital Corp.
                      8730 Stony Point Parkway, Suite 205
                           Richmond, Virginia 23235

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

                        Cohen Fund Audit Services, Ltd.
                       800 Westpoint Parkway, Suite 1100
                             Westlake, Ohio 44145

                                TRANSFER AGENT:

    For account information, wire purchase or redemptions, call or write to
                 Commonwealth Small Cap Fund's Transfer Agent:

                       Commonwealth Fund Services, Inc.
                      8730 Stony Point Parkway, Suite 205
                           Richmond, Virginia 23235
                           (800) 628-4077 Toll Free

                               MORE INFORMATION:

   For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                      SEMI-ANNUAL REPORT TO SHAREHOLDERS

                          COMMONWEALTH SMALL CAP FUND

        A series of The World Funds Trust A "Series" Investment Company

                   FOR THE SIX MONTHS ENDED JANUARY 31, 2010

                                  (UNAUDITED)


Frantzen Growth & Income Fund - Semi-Annual Shareholders' Report 1/31/10

What a difference a year makes! At the end of last January, seemingly every possible negative scenario was unfolding for investors. Credit markets were seizing, the auto industry was collapsing, unemployment was cascading and there was no end in sight. But as we arrived in the summer months, signs of stability returned and financial markets around the world were recovering. Many lower quality stocks, which were the hardest hit, experienced the biggest moves as the rally unfolded in the second and third calendar quarters of 2009. By the fourth quarter, higher quality issues began to lead the market's advance. From
July 31, 2009 to the period ended January 31, 2010, our benchmark, the Russell
3000 Growth Index posted a total return of 9.44%, reflecting the uptrend. The
Fund's Class A Shares' return from July 31, 2009 to January 31, 2010 was 10.0%
and the Fund's Class I Shares' was 10.9% (on a total return, dividends reinvested, basis from inception date).

The Frantzen Growth & Income Fund experienced relatively low turn-over as majority of the Fund's holdings reported financial results in line or ahead of expectations. Canadian bank stocks performed exceptionally well during the
6-month period ended 1/31/10. As such, we increased our holdings in the sector by adding Bank of Montreal (BMO). We also witnessed strength in consumer related issues held by the Fund. Conversely, we reduced our exposure to mortgage real estate investment trusts as we believe that an eventual Federal
Reserve policy to raise interest rates will adversely affect the group. Also, we sold a long standing international holding, Telefonica SA (TEF), after a pronounced period of weakness, which we attributed to a stronger U.S. Dollar.

Looking forward, we believe the Frantzen Growth & Income is positioned to participate in what we believe to be a sustainable recovery in the world economy.

Important Disclosures
The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital
Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund's Portfolio Holdings, Sector
Weightings, Number of Holdings and Expense Ratios are as of January 31, 2010
and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions
Russell 3000 Growth Index: measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.


FRANTZEN GROWTH AND INCOME FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and deferred sales charges on certain redemptions made within two years of purchase and
(2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1,
2009 and held for the six months ended January 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

                                      2



---------------------------------------------------------------------------------------------------
                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
CLASS A SHARES                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,100.10             $8.15
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,017.30             $7.83
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
CLASS I SHARES                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,108.70             $6.86
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,018.55             $6.56
---------------------------------------------------------------------------------------------------


*  Expenses are equal to the Fund's annualized expense ratio of 1.54% for
   Class A and 1.29% for Class I shares multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                        FRANTZEN GROWTH AND INCOME FUND
                  PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF
                                        NET ASSETS
                            AS OF JULY 31, 2009 (unaudited)

                                    [CHART]

                                                        Percentage of Net
                Security Description                           Assets
                --------------------                    --------------------
                 Chemicals                                     2.09%
                 Electric                                      1.16%
                 Energy                                       17.11%
                 Entertainment                                 3.43%
                 Financials                                   21.63%
                 Heathcare/Drugs                               9.09%
                 Oil/Gas                                      13.69%
                 Real Estate                                   3.76%
                 Steel                                         2.86%
                 Telecommunication                             9.60%
                 Tobacco                                       6.50%
                 Transportation                                5.06%
                 Money Market                                  3.49%

                                      3


                        FRANTZEN GROWTH AND INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         January 31, 2010 (unaudited)


     Number
       of                                                  % of        Fair
     Shares      Security Description                   Net Assets     Value
     ------      --------------------                   ----------     -----

                 COMMON STOCKS                               95.07%

                 ELECTRIC                                     1.13%
          428    PG&E Corp.                                         $    18,079
                                                                    -----------

                 ENERGY                                      12.13%
        1,387    Alliance Resource Partners, L.P.                        54,897
          625    Energy Transfer Partners, L.P.                          27,963
          775    Kinder Morgan Energy Partners, L.P.                     47,151
        3,045    Penn Virginia Resource Partners, L.P.                   63,701
                                                                    -----------
                                                                        193,712
                                                                    -----------

                 ENTERTAINMENT                                4.09%
        4,608    Cinemark Holdings, Inc.                                 65,341
                                                                    -----------

                 FINANCIALS                                  18.44%
        1,726    American Capital Agency Corp.                           46,067
        3,771    Anworth Mortgage Asset Corp.                            26,020
          696    Automatic Data Processing, Inc.                         28,390
          829    Bank of Montreal                                        40,381
        1,956    Bank of Nova Scotia                                     82,348
        1,996    Capstead Mortgage Corp.                                 26,507
        6,055    MFA Financial, Inc.                                     44,565
                                                                    -----------
                                                                        294,278
                                                                    -----------

                 HEALTHCARE/DRUGS                             9.35%
        1,773    Bristol-Myers Squibb Co.                                43,190
        1,328    Health Care REIT, Inc.                                  57,104
        2,624    Omega Healthcare Investors, Inc.                        49,095
                                                                    -----------
                                                                        149,389
                                                                    -----------


                                      4



       Number
         of                                              % of        Fair
       Shares      Security Description               Net Assets     Value
       ------      --------------------               ----------     -----

                   OIL/GAS                                 16.35%
          1,440    Baytex Energy Trust                            $    41,083
          1,846    Inergy, L.P.                                        65,773
          1,429    Magellan Midstream Partners, L.P.                   60,018
            879    Suburban Propane Partners, L.P.                     41,454
            764    Sunoco Logistics Partners, L.P.                     52,731
                                                                  -----------
                                                                      261,059
                                                                  -----------

                   REAL ESTATE                              3.60%
          2,842    National Retail Properties - REIT                   57,408
                                                                  -----------

                   STEEL                                    2.45%
            958    Nucor Corp.                                         39,086
                                                                  -----------

                   TELECOMMUNICATION                       13.22%
          2,210    Cellcom Israel, Ltd.                                70,875
            733    Telefonica SA ADR                                   52,483
            827    Verizon Communications, Inc.                        24,330
          6,147    Windstream Corp.                                    63,376
                                                                  -----------
                                                                      211,064
                                                                  -----------

                   TOBACCO                                 10.19%
          3,030    Altria Group, Inc.                                  60,176
            592    Lorillard, Inc.                                     44,814
          1,268    Philip Morris International                         57,707
                                                                  -----------
                                                                      162,697
                                                                  -----------

                   TRANSPORTATION                           4.12%
            934    International Shipholding Corp.                     25,741
          2,764    Ship Finance International, Ltd.                    39,995
                                                                  -----------
                                                                       65,736
                                                                  -----------

                   TOTAL COMMON STOCK                      95.07%
                   (Cost: $1,210,505)                               1,517,849
                                                                  -----------


                                      5



  Number
    of                                                        % of        Fair
  Shares      Security Description                         Net Assets     Value
  ------      --------------------                         ----------     -----

              MONEY MARKET
    47,444    Federated Treasury Obligations Fund 0.06%**
              (Cost: $47,444)                                    2.97%      47,444
                                                                       -----------

              TOTAL INVESTMENTS
              (Cost: $1,257,949)                                98.04% $ 1,565,293
              Other assets, net of liabilities                   1.96%      31,237
                                                               ------  -----------

              NET ASSETS                                       100.00% $ 1,596,530
                                                               ======  ===========


* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the
Fund's related balance sheet).

** Effective 7-day yield as of January 31, 2010.

ADR - Security represented is held by the custodian bank in the form of
American Depository Receipts.
REIT - Real Estate Investment Trust
L.P. - Master Limited Partnership

See Notes to Financial Statements

                                      6


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)
--------------------------------------------------------------------------------


ASSETS
 Investments at fair value (identified cost of $1,257,949) (Note 1)                            $1,565,293
 Dividends and interest receivable                                                                  8,255
 Tax reclaims receivable                                                                              646
 Deferred offering expenses                                                                         6,271
 Due from investment manager, net                                                                  73,992
 Prepaid expenses                                                                                  14,584
                                                                                               ----------
   TOTAL ASSETS                                                                                 1,669,041
                                                                                               ----------

LIABILITIES
 Deferred income taxes liability                                                                   61,851
 Accrued 12b-1 fees                                                                                 4,261
 Accrued custody fees                                                                               2,130
 Other accrued expenses                                                                             4,269
                                                                                               ----------
   TOTAL LIABILITIES                                                                               72,511
                                                                                               ----------

NET ASSETS                                                                                     $1,596,530
                                                                                               ==========
 Net Assets Consist of:
 Paid-in-capital applicable to 140,960 no par value shares of beneficial interest outstanding  $1,262,719
 Accumulated net investment income (loss), net of income taxes                                     22,581
 Accumulated net realized gain (loss) on investments, net of income taxes                           3,886
 Net unrealized appreciation (depreciation) of investments, net of income taxes                   307,344
                                                                                               ----------
 Net Assets                                                                                    $1,596,530
                                                                                               ==========

NET ASSET VALUE PER SHARE
Class A
($1,476,723/ 130,480 shares outstanding)                                                       $    11.32
                                                                                               ==========
MAXIMUM OFFERING PRICE PER SHARE ($11.32 X 100/94.25)                                          $    12.01
                                                                                               ==========
Class I
($119,807/ 10,480 shares outstanding)                                                          $    11.43
                                                                                               ==========


See Notes to Financial Statements

                                      7


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS

Six months ended January 31, 2010 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividend (net of foreign tax withheld of $1,550)                                     $ 78,110
 Interest                                                                                    6
                                                                                      --------
   Total investment income                                                              78,116
                                                                                      --------

EXPENSES
 Investment management fees (Note 2)                                                     9,060
 12b-1 fees, Class A (Note 2)                                                            2,360
 Recordkeeping and administrative services (Note 2)                                     21,173
 Accounting fees (Note 2)                                                               10,081
 Custodian fees                                                                          2,578
 Transfer agent fees (Note 2)                                                           10,730
 Professional fees                                                                      10,682
 Filing and registration fees (Note 2)                                                   2,142
 Trustee fees                                                                            2,876
 Compliance fees                                                                         3,445
 Shareholder servicing and reports (Note 2)                                              3,245
 Offering expenses (Note 6)                                                              6,376
 Other                                                                                   4,124
                                                                                      --------
   Total expenses before waivers                                                        88,872
   Management fee waivers and reimbursed expenses (Note 2)                             (73,492)
                                                                                      --------
   Net operating expenses                                                               15,380
                                                                                      --------
   Net investment income (loss)                                                         62,736
                                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                             137,735
   Net increase (decrease) in unrealized appreciation (depreciation) of investments     13,164
                                                                                      --------
   Net realized and unrealized gain (loss) on investments                              150,899
                                                                                      --------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                  $213,635
                                                                                      ========


See Notes to Financial Statements

                                      8


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            Six months ended     For the period
                                                            January 31, 2010    December 23, 2008
                                                              (unaudited)    through July 31, 2009/*/
                                                            ---------------- -----------------------
Increase (decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                  $   62,736          $   54,633
 Net realized gain (loss) on investments                          137,735            (133,849)
 Net increase (decrease) in unrealized appreciation
   (depreciation) of investments                                   13,164             294,180
                                                               ----------          ----------
 Increase (decrease) in net assets from operations                213,635             214,964
                                                               ----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Class A                                                        (52,967)                 --
   Class I                                                         (3,575)                 --
 Return of capital
   Class A                                                             --             (45,844)
   Class I                                                             --              (1,738)
                                                               ----------          ----------
 Decrease in net assets from distributions                        (56,542)            (47,582)
                                                               ----------          ----------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
 Shares sold
   Class A                                                         38,155           1,883,739
   Class C                                                             --              20,000
   Class I                                                         51,554             120,952
 Distributions reinvested
   Class A                                                          6,010               2,640
   Class C                                                             --                  --
   Class I                                                          2,609               1,738
 Shares redeemed
   Class A                                                       (699,608)            (68,653)
   Class C                                                             --             (15,202)
   Class I                                                        (71,879)                 --
                                                               ----------          ----------
 Increase (decrease) in net assets from capital stock
   transactions                                                  (673,159)          1,945,214
                                                               ----------          ----------

NET ASSETS
 Increase (decrease) during period                               (516,066)          2,112,596
 Beginning of period                                            2,112,596                  --
                                                               ----------          ----------
End of period (including accumulated net investment income
  (loss) of $22,581 and $16,387, respectively)                 $1,596,530          $2,112,596
                                                               ==========          ==========


* Commencement of operations was December 23, 2008.

See Notes to Financial Statements

                                      9


FRANTZEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    Class A Shares
                                                         --------------------------------
                                                         Six Months ended Period December 30,
                                                         January 31, 2010  2008 to July 31,
                                                         (unaudited)/(1)/     2009*/(1)/
                                                         ---------------- -------------------
Net asset value, beginning of period                         $ 10.59            $ 10.13
                                                             -------            -------
Investment activities
 Net investment income (loss)                                   0.36               0.39
 Net realized and unrealized gain (loss) on investments         0.69               0.36
                                                             -------            -------
 Total from investment activities                               1.05               0.75
                                                             -------            -------
Distributions
 Net investment income                                         (0.32)             (0.29)
 Net realized gain                                                --                 --
                                                             -------            -------
 Total distributions                                           (0.32)             (0.29)
                                                             -------            -------
Net asset value, end of period                               $ 11.32            $ 10.59
                                                             =======            =======

Total Return                                                   10.01%***           7.77%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)/                                             1.54%**            1.54%**
 Net investment income (loss)                                   6.22%**            7.02%**
Portfolio turnover rate                                        19.34%             73.96%
Net assets, end of period (000's)                            $ 1,477            $ 1,987


*Commencement of operations was December 30, 2008.

**Annualized

*** Not annualized

/(1) /Per share amounts calculated using the average share method.

/(A) /Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 7.30% for the six months ended
January 31, 2010 and 14.05% for the period ended July 31, 2009, which includes current income taxes of $5,839 which has been voluntarily reimbursed by the advisor.

/(B) /Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

                                      10


FRANTZEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    Class I Shares
                                                         --------------------------------
                                                         Six Months ended Period December 23,
                                                         January 31, 2010  2008 to July 31,
                                                         (unaudited)/(1)/     2009*/(1)/
                                                         ---------------- -------------------
Net asset value, beginning of period                          $10.62            $10.00
                                                              ------            ------
Investment activities
 Net investment income (loss)                                   0.37              0.44
 Net realized and unrealized gain (loss) on investments         0.78              0.48
                                                              ------            ------
 Total from investment activities                               1.15              0.92
                                                              ------            ------
Distributions
 Net investment income                                         (0.34)            (0.30)
 Net realized gain                                                --                --
                                                              ------            ------
 Total distributions                                           (0.34)            (0.30)
                                                              ------            ------
Net asset value, end of period                                $11.43            $10.62
                                                              ======            ======

Total Return                                                   10.87%***          9.56%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)/                                             1.29%**           1.29%**
 Net investment income (loss)                                   6.47%**           7.57%**
Portfolio turnover rate                                        19.34%            73.96%
Net assets, end of period (000's)                             $  120            $  126


*Commencement of operations was December 30, 2008 for Class A and December 23,
2008 for Class I.

**Annualized

*** Not annualized

/(1) /Per share amounts calculated using the average share method.

/(A) /Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 7.30% for the six months ended
January 31, 2010 and 20.50% for the period ended July 31, 2009, which includes current income taxes of $5,839 which has been voluntarily reimbursed by the advisor.

/(B) /Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

                                      11


FRANTZEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2010 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Frantzen Growth and Income Fund (the "Fund") is a series of the World
Funds Trust ("WFT") which is registered under The Investment Company Act of
1940, as amended, as a diversified open-end management company. The Fund was established December 22, 2008 as a series of WFT and commenced operations
December 23, 2008. The Fund currently offers three classes of shares: Class A,
Class C and Class I. As of January 31, 2010, there were no Class C shares outstanding. Additionally, Class P is authorized by the Trust but not currently offered. Each class of shares has equal rights to earnings and assets, except as described in section "Class Net Asset Value and Expenses" included in this note. Each class of shares has exclusive rights with respect to matters that affect just that class.

      The Fund seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks. The Fund also will invest primarily in listed master limited partnerships ("MLPs"), American
Depositary Receipts ("ADRs") and real estate investment trusts ("REITs").

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America
("GAAP").

Security Valuation

      The Fund's securities are valued at current market prices. Investments in securities, including common stocks, REITs, MLPs traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Money market investments are valued at net asset value. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds,
U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York
Stock Exchange. The value of these securities used in computing the Fund's net asset value ("NAV") is determined as of such times.

      The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded

                                      12


that is likely to have changed the value of the security. Since most of the
Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

      When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the
Fund's NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      In accordance with GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010:


                                     Level 2
                                      Other      Level 3
                         Level 1   Significant Significant
                         Quoted    Observable  Unobservable
                         Prices      Inputs       Inputs      Total
                        ---------- ----------- ------------ ----------
          Common Stock  $1,517,849   $    --     $    --    $1,517,849
          Money Market      47,444        --          --        47,444
                        ----------   -------     -------    ----------
             Total      $1,565,293   $    --     $    --    $1,565,293
                        ==========   =======     =======    ==========


      Refer to the Fund's Schedule of Investments for a listing of the securities by security type and industry.

      The Fund held no Level 3 securities at any time during the six months ended January 31, 2010.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis.
Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

                                      13


Accounting Estimates

      In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders

      Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. However, for the period December 23, 2008 (commencement of operations) to July 31, 2009, the
Fund did not qualify as a regulated investment company and accordingly is subject to federal and state income taxes as a corporation for that period. No federal income tax or excise provision is required for the six months ended
January 31, 2010 as the Fund has qualified as a regulated investment company.

      The Fund recognizes tax benefits on certain tax positions only where the position is "more likely than not" to be sustained assuming investigation from tax authorities. Management has reviewed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2008 tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Reclassification of Capital Accounts

      GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
For the six months ended January 31, 2010, there were no reclassifications.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the
Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or other appropriate basis as determined by the Board of Trustees.

                                      14


      The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions made within 360 days. Class A shares may be purchased without a front-end sales charge in amounts of
$1,000,000 or more. Class C shares include a maximum deferred sales charge of
2% on the proceeds of redemptions made within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges. Additionally, class specific expenses may be incurred as documented throughout these financial statements.

Real Estate Investment Trust and Master Limited Partnership Securities

      The Fund has made certain investments in real estate investment trusts
("REITs") and master limited partnerships ("MLPs"). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Annually, income or loss from the MLPs is reclassified upon receipt of the
MLPs' K-1s. Additionally, on an annual basis, distributions received from REITs are reclassified to the appropriate tax character. For financial reporting purposes, management does not estimate the tax character of REIT and MLP distributions for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, Commonwealth Capital
Management, LLC ("CCM") provides investment advisory services for an annual fee of 0.90% on average daily net assets. CCM has entered into a sub-advisory agreement with Frantzen Capital Management, Inc. ("FCM"). CCM oversees FCM to ensure it complies with the investment policies and guidelines of the Fund, and monitors FCM's adherence to its investment style. In addition, CCM periodically assesses the Fund's investment policies and recommends changes regarding the
Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory
Agreement, FCM is responsible for the day-to-day decision making with respect to the Fund's investment program. FCM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, FCM is entitled to receive a sub-advisory fee at an annual rate of 0.45%of the investment advisory fees received by CCM. FCM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the
Fund. For the period ended January 31, 2010, CCM earned and contractually waived $9,060 in advisory fees and reimbursed expenses of $61,556 pursuant to the agreement discussed below. As of January 31, 2010, the Fund was due $73,992 from CCM. Included in the amount due from CCM is $61,851 resulting from CCM's indemnification of deferred income taxes.

      In the interest of limiting the operating expenses of the Fund, CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.54% of Class A, 2.29% of Class C and 1.29% of Class I
shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by CCM is the sum of all fees previously waived or reimbursed by
CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments

                                      15


made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2010 was $171,738 and expires as follows:


                                 2012  $101,122
                                 2013    70,616
                                       --------
                                       $171,738
                                       ========


      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment
Company Act of 1940, as amended, whereby the Class A shares may finance activities which are primarily intended to result in the sale of the Fund's
Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the
Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A average daily net assets and 1.00% per annum on the
Fund's Class C average daily net assets. For the six months ended January 31,
2010, there were $2,360 of 12b-1 fees incurred by Class A shares.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended January 31, 2010, FDCC received $1,576 in commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended January 31, 2010, there were no CDSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $21,173 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $10,730 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $10,081 for its services for the six months ended January 31, 2010.

      Certain officers of the Fund are also officers and/or directors of FDCC,
CSS, CFA and CFSI. They receive no compensation from the Fund.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended January 31, 2010, were $365,716 and $1,026,461, respectively. There were no purchases or sales of U.S.
Government securities during the period.

                                      16


NOTE 4 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. As of January 31, 2010, the Fund had a deferred tax liability of $61,851 which represents the future tax liability resulting from the Fund's estimation of built-in gains tax. The potential built-in gains tax is limited to the net unrecognized appreciation as of the beginning of the first tax year the corporation becomes a RIC and is only recognized during the 10-year recognition period that follows the first day of RIC status. At January 31, 2010, the Fund has determined that it is more likely than not that the Fund will be subject to the deferred tax liability as management believes in the future the Fund will generate realized gains equal to or greater than the unrealized gains that created the deferred tax liability. Therefore, the Fund has not recorded a valuation allowance against its deferred tax liability as of January 31, 2010. Any adjustments to this estimate will be made in the period such determination is made.

      The Fund has made a determination that it is more likely than not that it will qualify as a regulated investment company in future years and distribute all of its future net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes. The Advisor has voluntarily agreed to reimburse the Fund for any income taxes it incurs as a result of failing to qualify as a regulated investment company for the period ended July 31, 2009. This amount due from the Advisor is included in due from investment manager of $73,992 in the Statement of Assets and Liabilities.

      The tax character of distributions paid for the six months ended
January 31, 2010 and for the period ended July 31, 2009 was as follows:


                                     Six months ended
                                     January 31, 2010  Period ended
                                       (unaudited)    July 31, 2009*
                                     ---------------- --------------
           Distributions paid from:
           Income                        $56,542         $    --
           Return of capital                  --          47,582
                                         -------         -------
                                         $56,542         $47,582
                                         =======         =======


      * Commencement of operations was December 23, 2008.

      As of July 31, 2009, the Fund has a capital loss carryforward of $131,446 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This capital loss carryforward will expire in 2014.

                                      17


NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:


                                    Class A Shares     Class I Shares
                                   Six months ended   Six months ended
                                   January 31, 2010   January 31, 2010
                                      (unaudited)        (unaudited)
                                  ------------------  ----------------
                                   Shares    Value    Shares    Value
                                  -------  ---------  ------  --------
         Shares sold                3,532  $  38,155   4,944  $ 51,554
         Shares reinvested            536      6,010     230     2,609
         Shares redeemed          (61,187)  (699,608) (6,585)  (71,879)
                                  -------  ---------  ------  --------
         Net increase (decrease)  (57,119) $(655,443) (1,411) $(17,716)
                                  =======  =========  ======  ========



                            Class A Shares     Class C Shares    Class I Shares
                             Period ended       Period ended      Period ended
                           July 31, 2009 *     July 31, 2009*    July 31, 2009*
                         -------------------  ----------------  ----------------
                          Shares     Value    Shares    Value   Shares    Value
                         -------  ----------  ------  --------  ------  --------
Shares sold              194,686  $1,883,739   1,974  $ 20,000  11,712  $120,952
Shares reinvested            271       2,640      --        --     179     1,738
Shares redeemed           (7,358)    (68,653) (1,974)  (15,202)    (--)      (--)
                         -------  ----------  ------  --------  ------  --------
Net increase (decrease)  187,599  $1,817,726      --  $  4,798  11,891  $122,690
                         =======  ==========  ======  ========  ======  ========


* Commencement of operations was December 30, 2008 for Class A and Class C and
December 23, 2008 for Class I.

NOTE 6 - ORGANIZATIONAL AND OFFERING EXPENSES

      Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed and expensed by the Fund, the organizational expense was expensed as incurred, while the offering expenses are being amortized over twelve months.

NOTE 7 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through April 1, 2010, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

                                      18


FRANTZEN GROWTH AND INCOME FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the
SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended
June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available, without charge and upon request, by calling
1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      19


Investment Adviser:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:

Frantzen Capital Management, Inc.
Two Harbour Place
302 Knights Run Avenue, Suite 930
Tampa, Florida 33602

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to
Frantzen Growth and Income Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                      Semi-Annual Report to Shareholders

                        FRANTZEN GROWTH AND INCOME FUND

        A series of The World Funds Trust A "Series" Investment Company

             For the Six Months Ended January 31, 2010 (unaudited)


Dear Shareholder:

Every day in the media, the talking heads argue over the day-to-day noise in the markets and economy; trying to determine how individual pieces of economic trivia will affect the markets. The media maintains a constant focus on the short term. Let us take a moment to define 'short term,' a timeframe of measurement that typically references days and weeks. Recently a media figure referred to 'long term' as 1 to 3 years. We find this disconcerting, but it is consistent with the ever-growing focus of the investment industry's shorter-term view. We define 'long-term' as a period that has a meaningful impact on ones career, or retirement. On that note, let us take this opportunity to re-emphasize our commitment; we seek to take advantage of long-term and intermediate term trends. In our view, these trends occur on a multi-year basis, underlying our goal to outperform the equity markets over the long-term.

At Sherwood Forest Capital Management, our focus is to attempt to identify potential trends in both domestic and foreign equities, commodities, currencies, and fixed income. Below, we provide some comments on where we see the current status of a few key areas:

Fixed Income -- Yields on long term fixed income have been declining for several decades now, note we reference decades rather than days or weeks. That said, we believe that the price action of these bond indices suggest we are on the cusp of a major trend change. This price evidence is consistent with the macroeconomic picture that hints to higher borrowing costs in the future. In the intermediate timeframe, such as weeks and months, the trend is in a sideways channel. This would be the expected type of price action before a change in trend, towards rising long term interest rates. Exactly when and/or if that turn will occur is not known. We will continue to monitor the price movement.

Commodities/Currencies -- We recognize that the U.S. dollar remains in a multi-decade down trend. These last few weeks, the U.S. dollar has been experiencing a counter trend rally. Rallies in the U.S. dollar can last for a significant amount of time, potentially several months. For now, there is no evidence that this rally is anything other than a counter trend move. This view would be supported by the following fundamental economic theory; the more U.S.
dollars the Federal Govt. prints, the lower the value of the currency. We believe the more relevant discussion is how rapid that decline occurs.
Generally speaking, the decline of the U.S. dollar will be a bullish force on commodities. As of this writing, it is our opinion that commodities are not showing any clear evidence of the next intermediate trend.

Stocks -- As the market has recently printed new 52 week highs, major indices continue to move towards the 61% retracement level, an important technical indicator of the decline from the highs of 2007. As a result of the lengthening upward trend, our client portfolios are now significantly invested. As of the time of this writing, client portfolios are 58% long ETFs which track various equity indices with another 20% invested in ETFs which track indices such as commodities, currency and fixed income. We have no (0%) short-equity exposure due to the raising markets.

As we look back over the last 10 to 12 years, the broad domestic market
(specifically the S&P 500), has gone nowhere. We have been in a Secular Bear
Market this entire decade, a time period we think is relevant to most investors. We have also witnessed investors, both retail and professional, fall prey to the current bullish sentiment. Some investors have disregarded the decline of 2008, which continued into the first two months of 2009. To address those who may have a bullish view of 2009, we believe it is incorrect to say that 2009 was a


major bull market. We began the year with a swift decline over the first two and a half months. That decline was followed by a historical bounce that lasted about six months into the September time frame. Our main point here is the following: What occurred in 2009 does not suggest we are in a complacent bull market. However, It is our opinion that this type of signal will come again sometime in the future.

Our portfolio expectations going forward are simple. If the current market uptrend proves to be the first leg of a real bull market, then we will seek to continue to participate on the upside. If it proves to be a bear market bounce and we head lower, we will attempt to position the portfolio in a manner to take advantage of such a decline. We are confident in our rigorous analysis of the markets and our risk/reward focused strategy to continue to bring substantial value to those who invest with us. We have provided our investors with positive gains through major market trends in both bullish and bearish markets.

Portfolio Manager, Douglas Stewart

Important Disclosures

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital
Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund's Portfolio Holdings, Sector
Weightings, Number of Holdings and Expense Ratios are as of January 31, 2010
and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:

S&P 500 Index: an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

                                      2


SHERWOOD FOREST LONG/SHORT FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1,
2009 and held for the six months ended January 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges
(loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
Class A Shares                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $  989.30             $9.53
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,015.50             $9.65
---------------------------------------------------------------------------------------------------


                                      3



---------------------------------------------------------------------------------------------------
                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
Class C Shares                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $  985.90             $13.26
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,011.75             $13.44
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
Class I Shares                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $  990.50             $ 8.28
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,016.75             $ 8.39
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                              Expenses Paid During
                                          Beginning Account  Ending Account         Period*
                                                Value            Value       August 1, 2009 through
Class P Shares                             August 1, 2009   January 31, 2010    January 31, 2010
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000          $  989.00             $ 9.53
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,015.50             $ 9.65
---------------------------------------------------------------------------------------------------


* - Expenses are equal to the Fund's annualized expense ratio of 1.90% for
Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                        SHERWOOD FOREST LONG/SHORT FUND
            PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                           AS OF JANUARY 31, 2010
                                 (UNAUDITED)

                                    [CHART]

Sector Description                Percentage of Net Assets
------------------                ------------------------
Currency                                   3.00%
Financial                                  1.02%
Fixed Income                               7.27%
International                              6.24%
Investment Companies                      65.80%
Large Cap                                  5.09%
Mid Cap                                    1.05%
Multi Cap                                  2.05%
Small Cap                                  2.96%

                                      4


                        SHERWOOD FOREST LONG/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                               January 31, 2010
                                  (unaudited)


  Number
    of                                                          % of       Fair
  Shares       Security Description                          Net Assets    Value
  ------       --------------------                          ----------    -----

               EXCHANGE-TRADED FUNDS                           28.68%

               CURRENCY                                         3.00%
     31,100    PowerShares DB US Dollar Index Bullish Fund*             $    729,295
                                                                        ------------

               FIXED INCOME                                     7.27%
      9,800    ProShares UltraShort 20+ Year Treasury*                       480,396
     28,100    SPDR Barclays Capital 1-3 Month T-Bill ETF                  1,288,947
                                                                        ------------
                                                                           1,769,343
                                                                        ------------

               INTERNATIONAL                                    6.24%
     34,600    iShares MSCI Japan Index Fund                                 340,464
     10,200    iShares MSCI South Korea Index Fund                           463,488
     22,000    PowerShares India Portfolio                                   455,840
      6,200    ProShares Short MSCI Emerging Markets *                       259,470
                                                                        ------------
                                                                           1,519,262
                                                                        ------------

               FINANCIAL                                        1.02%
      5,500    Short Financial ProShares*                                    246,950
                                                                        ------------

               LARGE CAP                                        4.04%
      4,700    Diamonds Trust, Series I                                      472,162
      4,700    ProShares Short S&P500*                                       255,821
      4,700    ProShares Short Dow30*                                        254,016
                                                                        ------------
                                                                             981,999
                                                                        ------------

               MID CAP                                          1.05%
      5,600    ProShares Short MidCap400*                                    255,752
                                                                        ------------

               TECHNOLOGY                                       3.10%
      6,000    iShares NASDAQ Biotechnology Index Fund                       499,260
      5,500    ProShares Short QQQ*                                          255,750
                                                                        ------------
                                                                             755,010
                                                                        ------------


                                      5



  Number
    of                                                      % of       Fair
  Shares   Security Description                          Net Assets    Value
  ------   --------------------                          ----------    -----

           SMALL CAP                                         2.96%
     7,800 iShares Russell 2000 Index Fund                          $   469,482
     5,500 ProShares Ultra Russell2000*                                 251,570
                                                                    -----------
                                                                        721,052
                                                                    -----------

           TOTAL EXCHANGE-TRADED FUNDS                      28.68%
           (Cost: $7,138,390)                                         6,978,663
                                                                    -----------

           MONEY MARKET                                     65.80%
16,010,729 Federated Treasury Obligations Fund 0.01% **
           (Cost: $16,010,729)                                       16,010,729
                                                                    -----------

           TOTAL INVESTMENTS
           (Cost: $23,149,119)                              94.48%   22,989,392
           Other assets, net of liabilities                  5.52%    1,343,374
                                                           ------   -----------

           NET ASSETS                                      100.00%  $24,332,766
                                                           ======   ===========


* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the
Fund's related balance sheet).

** Effective 7 day yield as of January 31, 2010.

                                      6


SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)
--------------------------------------------------------------------------------


ASSETS
 Investments at fair value (identified cost of $23,149,119) (Note 1)                           $ 22,989,392
 Receivable for securities sold                                                                   2,392,647
 Receivable for capital stock sold                                                                   36,261
 Interest receivable                                                                                     56
 Deferred offering expense                                                                            4,245
 Prepaid expenses                                                                                    26,972
                                                                                               ------------
   TOTAL ASSETS                                                                                  25,449,573
                                                                                               ------------

LIABILITIES
 Payable for securities purchased                                                                   998,981
 Payable for capital stock redeemed                                                                  75,236
 Accrued investment management fees                                                                  15,000
 Accrued 12b-1 fees                                                                                   7,981
 Accrued administration, accounting and transfer agency fees                                          3,859
 Accrued custody fees                                                                                 3,252
 Accrued trustee fees                                                                                 4,903
 Accrued professional fees                                                                            4,499
 Other accrued expenses                                                                               3,096
                                                                                               ------------
   TOTAL LIABILITIES                                                                              1,116,807
                                                                                               ------------

NET ASSETS                                                                                     $ 24,332,766
                                                                                               ============
 Net Assets Consist of :
 Paid-in-capital applicable to 958,764 no par value shares of beneficial interest outstanding  $ 25,028,258
 Accumulated net investment income (loss)                                                          (115,885)
 Accumulated net realized gain (loss) on investments                                               (419,880)
 Net unrealized appreciation (depreciation) of investments                                         (159,727)
                                                                                               ------------
 Net Assets                                                                                    $ 24,332,766
                                                                                               ============

NET ASSET VALUE PER SHARE
Class A
($197,823/ 7,825 shares outstanding;)                                                          $      25.28
                                                                                               ============
MAXIMUM OFFERING PRICE PER SHARE ($25.28 X 100/94.25)                                          $      26.82
                                                                                               ============
Class C
($2,238,718/ 88,980 shares outstanding;)                                                       $      25.16
                                                                                               ============
Class I
($17,547,122/ 690,497 shares outstanding;)                                                     $      25.41
                                                                                               ============
Class P
($4,349,103/ 171,462 shares outstanding;)                                                      $      25.36
                                                                                               ============


See Notes to Financial Statements

                                      7


SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF OPERATIONS

Six months ended January 31, 2010 (unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividend                                                                          $   58,003
 Interest                                                                               1,429
                                                                                   ----------
   Total investment income                                                             59,432
                                                                                   ----------

EXPENSES
 Investment management fees (Note 2)                                                   99,005
 12b-1 fees, Class A (Note 2)                                                             120
 12b-1 fees, Class C (Note 2)                                                           8,430
 12b-1 fees, Class P (Note 2)                                                           3,411
 Recordkeeping and administrative services (Note 2)                                    16,577
 Accounting fees (Note 2)                                                               9,900
 Custodian fees                                                                         5,294
 Transfer agent fees (Note 2)                                                          14,106
 Professional fees                                                                     17,472
 Filing and registration fees                                                          10,687
 Trustee fees                                                                           2,869
 Compliance fees                                                                        3,954
 Shareholder servicing and reports                                                      6,024
 Offering expenses (Note 6)                                                             3,566
 Other                                                                                 13,105
                                                                                   ----------
   Total expenses                                                                     214,520
   Management fee waivers (Note 2)                                                    (39,203)
                                                                                   ----------
   Net expenses                                                                       175,317
                                                                                   ----------
   Net investment income (loss)                                                      (115,885)
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                                              165,756
 Net increase (decrease) in unrealized appreciation (depreciation) of investments    (485,739)
                                                                                   ----------
 Net realized and unrealized gain (loss) on investments                              (319,983)
                                                                                   ----------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               $ (435,868)
                                                                                   ==========


See Notes to Financial Statements

                                      8


SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       For the period
                                                                      Six months ended  February 13,
                                                                      January 31, 2010  2009 through
                                                                        (unaudited)    July 31, 2009*
                                                                      ---------------- --------------
Increase (decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                           $   (115,885)   $    (61,152)
 Net realized gain (loss) on investments                                     165,756         459,971
 Change in net unrealized appreciation (depreciation) on investments        (485,739)        326,012
                                                                        ------------    ------------
 Increase (decrease) in net assets from operations                          (435,868)        724,831
                                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gains
   Class A                                                                    (7,383)             --
   Class C                                                                   (85,787)             --
   Class I                                                                  (714,462)             --
   Class P                                                                  (176,823)             --
                                                                        ------------    ------------
 Decrease in net assets from distributions                                  (984,455)             --
                                                                        ------------    ------------

CAPITAL STOCK TRANSACTIONS (Note 5)
 Shares sold
   Class A                                                                   195,503           6,742
   Class C                                                                 1,692,750         631,102
   Class I                                                                 7,316,852      10,964,883
   Class P                                                                 4,276,620         516,524
 Distributions reinvested
   Class A                                                                     7,116              --
   Class C                                                                    84,177              --
   Class I                                                                   714,462              --
   Class P                                                                   168,763              --
 Shares redeemed
   Class A                                                                        --              --
   Class C                                                                   (49,452)             --
   Class I                                                                  (829,166)       (308,111)
   Class P                                                                  (299,325)        (61,182)
                                                                        ------------    ------------
 Increase (decrease) in net assets from capital stock transactions        13,278,300      11,749,958
                                                                        ------------    ------------

NET ASSETS
 Increase (decrease) during period                                        11,857,977      12,474,789
 Beginning of period                                                      12,474,789              --
                                                                        ------------    ------------
End of period (including accumulated net investment income (loss) of
  $(115,885) and $--, respectively)                                     $ 24,332,766    $ 12,474,789
                                                                        ============    ============


* Commencement of operations was February 13, 2009.

See Notes to Financial Statements

                                      9


SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    Class A Shares
                                                         ---------------------------------
                                                           Six months ended    Period June 11,
                                                         January 31, 2010/(1)/ 2009 to July 31,
                                                             (unaudited)          2009*/(1)/
                                                         --------------------  ----------------
Net asset value, beginning of period                          $   26.60           $   25.62
                                                              ---------           ---------
Investment activities
 Net investment income (loss)                                     (0.17)              (0.06)
 Net realized and unrealized gain (loss) on investments           (0.08)               1.04
                                                              ---------           ---------
 Total from investment activities                                 (0.25)               0.98
                                                              ---------           ---------
Distributions
 Net realized gain                                                (1.07)                 --
                                                              ---------           ---------
 Total distributions                                              (1.07)                 --
                                                              ---------           ---------
Net asset value, end of period                                $   25.28           $   26.60
                                                              =========           =========

Total Return                                                      (1.07%)***           3.83%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)(C)/                                             1.90%**             1.90%**
 Net investment income (loss)                                     (1.30%)**           (1.84%)**
Portfolio turnover rate                                         1061.90%            1286.35%
Net assets, end of period (000's)                             $     198           $       7


* Commencement of operations was June 11, 2009 for Class A.

** Annualized

*** Not annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended
January 31, 2010 and by 0.64% for the period ended July 31, 2009.

/(B)/ Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

/(C)/ These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

                                      10


SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    Class C Shares
                                                         ---------------------------------
                                                           Six months ended     Period May 14,
                                                         January 31, 2010/(1)/ 2009 to July 31,
                                                             (unaudited)          2009*/(1)/
                                                         --------------------  ----------------
Net asset value, beginning of period                          $   26.58           $   25.81
                                                              ---------           ---------
Investment activities
 Net investment income (loss)                                     (0.27)              (0.14)
 Net realized and unrealized gain (loss) on investments           (0.08)               0.91
                                                              ---------           ---------
 Total from investment activities                                 (0.35)               0.77
                                                              ---------           ---------
Distributions
 Net realized gain                                                (1.07)                 --
                                                              ---------           ---------
 Total distributions                                              (1.07)                 --
                                                              ---------           ---------
Net asset value, end of period                                $   25.16           $   26.58
                                                              =========           =========

Total Return                                                      (1.41%)***           2.98%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)(C)/                                             2.65%**             2.65%**
 Net investment income (loss)                                     (2.05%)**           (2.61%)**
Portfolio turnover rate                                         1061.90%            1286.35%
Net assets, end of period (000's)                             $   2,239           $     656


* Commencement of operations was May 14, 2009 for Class C.

** Annualized

*** Not annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended
January 31, 2010 and by 0.64% for the period ended July 31, 2009.

/(B)/ Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

/(C)/ These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

                                      11


SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                      Class I Shares
                                                         ------------------------------------
                                                           Six months ended    Period February 13,
                                                         January 31, 2010/(1)/  2009 to July 31,
                                                             (unaudited)           2009*/(1)/
                                                         --------------------  -------------------
Net asset value, beginning of period                          $   26.71             $   25.00
                                                              ---------             ---------
Investment activities
 Net investment income (loss)                                     (0.14)                (0.16)
 Net realized and unrealized gain (loss) on investments           (0.09)                 1.87
                                                              ---------             ---------
 Total from investment activities                                 (0.23)                 1.71
                                                              ---------             ---------
Distributions
 Net realized gain                                                (1.07)                   --
                                                              ---------             ---------
 Total distributions                                              (1.07)                   --
                                                              ---------             ---------
Net asset value, end of period                                $   25.41             $   26.71
                                                              =========             =========

Total Return                                                      (0.95%)***             6.84%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)(C)/                                             1.65%**               1.65%**
 Net investment income (loss)                                     (1.05%)**             (1.33%)**
Portfolio turnover rate                                         1061.90%              1286.35%
Net assets, end of period (000's)                             $  17,547             $  11,336


* Commencement of operations was February 13, 2009 for Class I.

** Annualized

*** Not annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended
January 31, 2010 and by 1.01% for the period ended July 31, 2009.

/(B)/ Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

/(C)/ These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

                                      12


SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    Class P Shares
                                                         ---------------------------------
                                                           Six months ended    Period March 25,
                                                         January 31, 2010/(1)/ 2009 to July 31,
                                                             (unaudited)          2009*/(1)/
                                                         --------------------  ----------------
Net asset value, beginning of period                          $   26.69           $   24.69
                                                              ---------           ---------
Investment activities
 Net investment income (loss)                                     (0.17)              (0.16)
 Net realized and unrealized gain (loss) on investments           (0.09)               2.16
                                                              ---------           ---------
 Total from investment activities                                 (0.26)               2.00
                                                              ---------           ---------
Distributions
 Net realized gain                                                (1.07)                 --
                                                              ---------           ---------
 Total distributions                                              (1.07)                 --
                                                              ---------           ---------
Net asset value, end of period                                $   25.36           $   26.69
                                                              =========           =========

Total Return                                                      (1.10%)***           8.10%***
Ratios/Supplemental Data
Ratio to average net assets/(A)/
 Expenses, net/(B)(C)/                                             1.90%**             1.90%**
 Net investment income (loss)                                     (1.30%)**           (1.73%)**
Portfolio turnover rate                                         1061.90%            1286.35%
Net assets, end of period (000's)                             $   4,349           $     476


* Commencement of operations was March 25, 2009 for Class P.

** Annualized

*** Not annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.40% for the six months ended
January 31, 2010 and by 0.74% for the period ended July 31, 2009.

/(B)/ Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

/(C)/ These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

                                      13


SHERWOOD FOREST LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2010 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Sherwood Forest Long/Short Fund (the "Fund") is a series of the World
Funds Trust ("WFT") which is registered under The Investment Company Act of
1940, as amended, as a diversified open-end management company. WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 13, 2009 as a series of WFT. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class P. Each class of shares has equal rights as to earnings and assets except as described in section "Class Net Asset Value and Expenses" included in this note. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

      The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds
("ETFs") which represent general asset classes, including: both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices;
and the U.S. Dollar. An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America
("GAAP").

Security Valuation

      The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ
National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined as of such times.

      The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on
U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

                                      14


      When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the
Fund's NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      In accordance with GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of January 31, 2010:


                                         Level 2
                                          Other      Level 3
                            Level 1    Significant Significant
                            Quoted     Observable  Unobservable
                            Prices       Inputs       Inputs       Total
                          ------------ ----------- ------------ ------------
   Exchange Traded Funds  $  6,978,663  $      --   $      --   $  6,978,663
   Investment Companies     16,010,729         --          --     16,010,729
                          ------------  ---------   ---------   ------------
                          $ 22,989,392  $      --   $      --   $ 22,989,392
                          ============  =========   =========   ============


      Refer to the Fund's Schedule of Investments for a listing of the securities by security type and industry.

      There were no Level 3 investments held during the six months ended
January 31, 2010.

Security Transactions and Income

      Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations.

                                      15


Accounting Estimates

      In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders

      Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

      The Fund recognizes tax benefits on certain tax positions only where the position is "more likely than not" to be sustained assuming investigation from tax authorities. Management has reviewed the Fund's tax positions for each of the open tax years (2008-2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund's tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Reclassification of Capital Accounts

      GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2010, there were no reclassifications.

Class Net Asset Value and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the
Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board of Trustees.

                                      16


      The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, Sherwood Capital
Management, LLC ("Adviser") provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the six months ended
January 31, 2010, the Adviser earned $99,005 and waived $39,203 in advisory fees. As of January 31, 2010, the Adviser was due $15,000 from the Fund.

      In the interest of limiting the operating expenses of the Fund, the
Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2011 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of
Class I and 1.90% of Class P shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2010 was $81,634 which expire as follows:


                            Expiring        Amount
                            --------        ------
                            July 31, 2012  $ 42,431
                            July 31, 2013    39,203
                                             ----
                                           $ 81,634
                                           =======


      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment
Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund's Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A and Class P average daily net assets and 1.00% per annum on the Fund's Class C average daily net assets. For the six months ended January 31, 2010, there were $120,
$8,430 and $3,411 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

                                      17


      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended January 31, 2010, FDCC received $385 from the sale of Fund shares.
In addition, FDCC receives a deferred sales charge ("DSC") of 2% for certain
Class A and Class C share redemptions occurring within two years of purchase.
Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended January 31, 2010, FDCC received $39 of DSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $16,577 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $14,106 for its services for the six months ended January 31, 2010.

      Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $9,900 for its services for the six months ended January 31, 2010.

      Certain officers of the Fund are also officers and/or directors of FDCC,
CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended January 31, 2010 aggregated
$82,952,996 and $83,634,426, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      The tax character of distributions paid during the six months ended
January 31, 2010 and for the period ended July 31, 2009* was as follows:


                                     Six months ended
                                     January 31, 2010  Period ended
                                       (unaudited)    July 31, 2009*
                                     ---------------- --------------
           Distributions paid from:
           Realized gain                $ 984,455       $      --
                                        =========       =========


      * Commencement of operations was February 13, 2009.

                                      18


NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:


                    Class A Shares     Class C Shares        Class I Shares        Class P Shares
                   Six months ended   Six months ended      Six months ended      Six months ended
                   January 31, 2010   January 31, 2010      January 31, 2010      January 31, 2010
                     (unaudited)        (unaudited)           (unaudited)            (unaudited)
                   ---------------- -------------------  ---------------------  --------------------
                   Shares   Value   Shares     Value      Shares      Value      Shares     Value
                   ------ --------- ------  -----------  -------  ------------  -------  -----------
Shares sold        7,287  $ 195,503 62,932  $ 1,692,750  270,083  $  7,316,852  158,418  $ 4,276,620
Shares reinvested    275      7,116  3,266       84,178   27,479       714,462    6,501      168,763
Shares redeemed       --         -- (1,874)     (49,452) (31,543)     (829,166) (11,294)    (299,325)
                   -----  --------- ------  -----------  -------  ------------  -------  -----------
Net increase
  (decrease)       7,562  $ 202,619 64,324  $ 1,727,476  266,019  $  7,202,148  153,625  $ 4,146,058
                   =====  ========= ======  ===========  =======  ============  =======  ===========

                    Class A Shares     Class C Shares        Class I Shares        Class P Shares
                     Period ended       Period ended          Period ended          Period ended
                    July 31, 2009*     July 31, 2009*        July 31, 2009*        July 31, 2009*
                   ---------------- -------------------  ---------------------  --------------------
                   Shares   Value   Shares     Value      Shares      Value      Shares     Value
                   ------ --------- ------  -----------  -------  ------------  -------  -----------
Shares sold          263  $   6,742 24,656  $   631,102  436,619  $ 10,964,883   20,226  $   516,524
Shares redeemed       --         --     --           --  (12,141)     (308,111)  (2,389)     (61,182)
                   -----  --------- ------  -----------  -------  ------------  -------  -----------
Net increase
  (decrease)         263  $   6,742 24,656  $   631,102  424,478  $ 10,656,772   17,837  $   455,342
                   =====  ========= ======  ===========  =======  ============  =======  ===========


* Commencement of operations was June 11, 2009 for Class A, May 14, 2009 for
Class C, February 13, 2009 for Class I and March 25, 2009 for Class P.

NOTE 6 - ORGANIZATIONAL AND OFFERING EXPENSES

      Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed by the Fund. The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

NOTE 7 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through April 1, 2010, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

                                      19


SHERWOOD FOREST LONG/SHORT FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the
SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended
June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available, without charge and upon request, by calling
1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      20

Investment Adviser:

Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to
Sherwood Forest Long/ Short Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                      Semi-Annual Report to Shareholders

                        SHERWOOD FOREST LONG/SHORT FUND

        A series of The World Funds Trust A "Series" Investment Company

                   For the Six Months Ended January 31, 2010
                                  (unaudited)


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's  principal executive and principal financial officers, or persons performing  similar  functions,  have concluded that the registrant's disclosure  controls  and  procedures  (as  defined in Rule  30a-3(c)  under the
Investment   Company  Act  of  1940,   as  amended  (the  "1940  Act")  (17  CFR
270.30a-3(c))  are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure  required by this  paragraph,  based on their  evaluation  of these  controls and  procedures  required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the  Securities  Exchange  Act of 1934,  as  amended  (17 CFR  240.13a-15(b)  or
240.15d- 15(b)).

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR
270.30a-3(d))  that occurred during the registrant's  last fiscal half-year (the registrant's  second fiscal  half-year in the case of an annual report) that has
materially  affected,   or  is  reasonably  likely  to  materially  affect,  the
registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): World Funds Trust

By:   /s/ Franklin A. Trice, III
      ---------------------
      Franklin A. Trice, III
      Principal Executive Officer

Date: April 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: April 12, 2010